John Hancock
Government Income Fund
Quarterly portfolio holdings 2/28/2023

Fund’s investments
As of 2-28-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 94.7%				$230,361,711
(Cost $237,780,271)
U.S. Government 66.8%				162,524,545
U.S. Treasury
Bond	1.750	08-15-41	7,700,000	5,335,859
Bond	2.250	02-15-52	2,900,000	2,067,723
Bond	3.000	08-15-52	13,855,000	11,646,859
Bond	3.375	11-15-48	2,700,000	2,415,762
Bond	4.000	11-15-42	19,080,000	18,808,706
Bond	4.000	11-15-52	4,731,000	4,815,271
Note	3.500	01-31-28	35,697,000	34,612,149
Note	3.500	01-31-30	2,000,000	1,931,563
Note	3.500	02-15-33	5,069,000	4,901,881
Note	3.875	12-31-27	2,000,000	1,970,781
Note	3.875	11-30-29	25,300,000	24,975,844
Note	4.000	12-15-25	1,200,000	1,183,969
Note	4.125	10-31-27	3,500,000	3,482,500
Note	4.250	10-15-25	35,136,000	34,840,912
Note	4.375	10-31-24	9,625,000	9,534,766
U.S. Government Agency 27.9%				67,837,166
Federal Farm Credit Bank Bond	3.370	12-08-25	2,500,000	2,395,087
Federal Home Loan Bank
Bond	4.130	08-28-25	3,000,000	2,924,339
Bond	4.500	09-16-27	3,000,000	2,905,426
Bond	5.000	10-20-25	2,200,000	2,171,645
Bond	5.000	09-14-27	2,500,000	2,446,755
Bond (A)	6.000	03-13-28	2,500,000	2,500,951
Bond (A)	6.199	03-21-28	2,500,000	2,499,541
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	12-01-37	161,589	159,447
15 Yr Pass Thru	4.500	01-01-38	1,110,446	1,095,727
30 Yr Pass Thru	3.000	04-01-43	551,676	502,798
30 Yr Pass Thru	3.500	12-01-44	1,547,335	1,446,088
30 Yr Pass Thru	3.500	02-01-47	455,463	425,234
30 Yr Pass Thru	3.500	06-01-49	460,073	424,286
30 Yr Pass Thru	3.500	03-01-52	261,975	240,246
30 Yr Pass Thru	4.000	12-01-40	282,464	273,234
30 Yr Pass Thru	4.000	01-01-41	365,059	353,131
30 Yr Pass Thru	4.000	01-01-41	302,976	293,004
30 Yr Pass Thru	4.000	11-01-43	602,234	581,870
30 Yr Pass Thru	4.000	12-01-46	448,881	431,161
30 Yr Pass Thru	4.000	06-01-47	443,184	426,935
30 Yr Pass Thru	5.500	09-01-52	1,178,535	1,188,217
Note	4.050	08-28-25	3,000,000	2,920,098
Note	4.250	08-25-27	2,500,000	2,407,392
Note	5.375	11-15-24	2,500,000	2,485,415
Note	5.500	02-28-28	2,495,000	2,483,320
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	422,105	403,133
15 Yr Pass Thru	4.500	11-01-37	848,582	837,333
15 Yr Pass Thru	4.500	12-01-37	271,250	267,654
30 Yr Pass Thru	2.000	10-01-50	1,118,849	927,236
30 Yr Pass Thru	2.500	07-01-50	519,488	446,120
30 Yr Pass Thru	2.500	08-01-50	2,385,881	2,045,938
2	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	09-01-50	975,131	$834,974
30 Yr Pass Thru	2.500	09-01-50	2,531,870	2,169,543
30 Yr Pass Thru	2.500	10-01-50	889,403	767,961
30 Yr Pass Thru	3.000	10-01-49	1,186,992	1,058,653
30 Yr Pass Thru	3.000	11-01-49	1,018,173	908,086
30 Yr Pass Thru	3.500	07-01-43	975,118	910,468
30 Yr Pass Thru	3.500	03-01-44	427,218	399,951
30 Yr Pass Thru	3.500	01-01-45	1,895,192	1,773,094
30 Yr Pass Thru	3.500	04-01-45	1,603,593	1,495,270
30 Yr Pass Thru	3.500	05-01-48	670,883	617,598
30 Yr Pass Thru	3.500	06-01-49	556,779	515,863
30 Yr Pass Thru	3.500	03-01-52	2,386,511	2,199,200
30 Yr Pass Thru	4.000	09-01-40	784,328	757,838
30 Yr Pass Thru	4.000	12-01-40	526,736	508,928
30 Yr Pass Thru	4.000	09-01-41	612,725	591,736
30 Yr Pass Thru	4.000	10-01-41	643,306	621,297
30 Yr Pass Thru	4.000	01-01-42	331,646	320,304
30 Yr Pass Thru	4.000	07-01-42	888,603	857,768
30 Yr Pass Thru	4.000	11-01-42	1,435,463	1,386,278
30 Yr Pass Thru	4.000	11-01-43	1,395,090	1,345,314
30 Yr Pass Thru	4.000	12-01-43	599,940	577,221
30 Yr Pass Thru	4.000	06-01-49	2,190,786	2,096,873
30 Yr Pass Thru	4.500	08-01-40	545,412	538,166
30 Yr Pass Thru	4.500	06-01-41	1,104,209	1,090,129
30 Yr Pass Thru	4.500	07-01-41	1,049,420	1,036,016
30 Yr Pass Thru	4.500	11-01-41	186,272	183,901
30 Yr Pass Thru	4.500	02-01-42	570,197	564,723
30 Yr Pass Thru	4.500	04-01-48	544,151	533,996

30 Yr Pass Thru	5.500	10-01-52	265,572	267,256
Collateralized mortgage obligations 3.2%				$7,741,694
(Cost $12,025,590)
Commercial and residential 1.0%				2,486,593
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (B)(C)	3.000	09-25-64	527,772	500,274
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA (C)	3.500	08-25-57	958,618	907,803
Series 2019-1, Class MA	3.500	07-25-58	740,864	699,650
Towd Point Mortgage Trust
Series 2017-1, Class A1 (B)(C)	2.750	10-25-56	12,043	11,865
Series 2017-2, Class A1 (B)(C)	2.750	04-25-57	9,029	8,923
Series 2017-3, Class A1 (B)(C)	2.750	07-25-57	225,084	218,847
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(D)	4.202	02-25-57	139,725	139,231
U.S. Government Agency 2.2%				5,255,101
Federal Home Loan Mortgage Corp.
Series 4083, Class PB	3.500	09-15-41	612,433	592,146
Series 4459, Class CA	5.000	12-15-34	33,491	33,215
Series K030, Class X1 IO	0.138	04-25-23	8,277,777	621
Series K038, Class X1 IO	1.075	03-25-24	6,170,285	49,963
Series K048, Class X1 IO	0.217	06-25-25	4,768,084	20,953
Series K050, Class X1 IO	0.300	08-25-25	68,956,203	449,643
Series K053, Class X1 IO	0.876	12-25-25	26,693,953	550,234
Series K054, Class X1 IO	1.155	01-25-26	20,618,499	561,203
Series K722, Class X1 IO	1.352	03-25-23	99,070	11
Federal National Mortgage Association
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 1993-225, Class TK	6.500	12-25-23	3,798	$3,783
Series 2014-44, Class DA	3.000	07-25-36	661,512	612,769
Series 2014-49, Class CA	3.000	08-25-44	383,689	355,825
Series 427, Class C20 IO	2.000	02-25-51	1,751,758	233,947
Series 427, Class C77 IO	2.500	09-25-51	831,539	123,156
Government National Mortgage Association
Series 2012-114, Class IO	0.612	01-16-53	646,989	9,916
Series 2013-30, Class A	1.500	05-16-42	1,757	1,751
Series 2015-7, Class IO	0.454	01-16-57	4,532,161	94,316
Series 2017-109, Class IO	0.230	04-16-57	813,064	15,455
Series 2017-124, Class IO	0.620	01-16-59	772,135	23,346
Series 2017-140, Class IO	0.486	02-16-59	600,866	19,936
Series 2017-20, Class IO	0.531	12-16-58	1,381,571	35,631
Series 2017-41, Class IO	0.595	07-16-58	760,867	21,371
Series 2017-46, Class IO	0.696	11-16-57	1,161,054	43,337
Series 2017-54, Class IO	0.685	12-16-58	4,053,115	150,715
Series 2017-61, Class IO	0.746	05-16-59	678,052	25,375
Series 2017-74, Class IO	0.449	09-16-58	1,216,626	28,693
Series 2017-89, Class IO	0.502	07-16-59	1,051,866	33,700
Series 2018-114, Class IO	0.710	04-16-60	772,476	31,182
Series 2018-68, Class A	2.850	04-16-50	204,284	195,620
Series 2018-9, Class IO	0.443	01-16-60	1,182,291	36,403
Series 2020-118, Class IO	0.881	06-16-62	2,437,644	151,066
Series 2020-119, Class IO	0.602	08-16-62	1,267,661	63,937
Series 2020-120, Class IO	0.761	05-16-62	3,302,992	193,149
Series 2020-137, Class IO	0.794	09-16-62	2,287,250	130,080
Series 2020-170, Class IO	0.833	11-16-62	2,806,331	178,526
Series 2021-40, Class IO	0.824	02-16-63	766,401	48,892

Series 2022-53, Class IO	0.712	06-16-64	2,431,482	135,235
Asset backed securities 0.2%				$432,916
(Cost $433,494)
Asset backed securities 0.2%				432,916
Pennsylvania Higher Education Assistance Agency
Series 2006-2, Class A3 (3 month LIBOR + 0.130%) (D)	4.488	10-25-36	438,435	432,916

	Yield (%)	Shares	Value
Short-term investments 1.4%			$3,399,528
(Cost $3,399,762)
Short-term funds 1.4%			3,399,528
John Hancock Collateral Trust (E)	4.5832(F)	340,106	3,399,528

Total investments (Cost $253,639,117) 99.5%	$241,935,849
Other assets and liabilities, net 0.5%	1,246,719
Total net assets 100.0%	$243,182,568

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
4	JOHN HANCOCK GOVERNMENT INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 2-28-23.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$230,361,711	—	$230,361,711	—
Collateralized mortgage obligations	7,741,694	—	7,741,694	—
Asset backed securities	432,916	—	432,916	—
Short-term investments	3,399,528	$3,399,528	—	—
Total investments in securities	$241,935,849	$3,399,528	$238,536,321	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	340,106	$414,127	$243,611,078	$(240,625,731)	$300	$(246)	$165,916	—	$3,399,528
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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